Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Cash flows from (used in) operating activities [abstract]
Profit for the period		$ 55.9	$ 43.7
Add back:
Income tax expense		72.0	31.0
Depreciation and amortization expense		37.0	45.0
Change in fair value of option		0.0	14.0
RSU expense		10.0	8.0
Loss on disposal of assets		5.0	4.0
Impairment of assets		66.0	40.0
Gain on disposal of business		0.0	(44.0)
Increase / (decrease) in provisions		22.0	(3.0)
Other non-cash adjustments		(2.0)	(4.0)
Changes in working capital:
Decrease / (increase) in trade and other receivables		(17.0)	29.0
Increase / (decrease) in trade and other payables		(16.0)	(8.0)
(Decrease) / increase in customer liabilities		7.0	(14.0)
Decrease / (increase) in amounts segregated for users		0.0	32.0
Net foreign currency movement on working capital		(21.0)	(2.0)
Cash from operating activities		219.0	172.0
Withholding taxes paid on subsidiaries dividends		(8.0)	0.0
Corporation tax rebates/refunds received		3.0	0.0
Corporation tax paid		(55.0)	(41.0)
Net cash flows from operating activities		159.0	131.0
Cash flows from investing activities
Cash received in interest		5.0	5.0
Acquisition of intangible assets		(45.0)	(36.0)
Acquisition of property, plant and equipment		(12.0)	(5.0)
Cash extended for financial assets		(2.0)	(11.0)
Cash advanced for sportsbook software		(5.0)	0.0
Cash paid for investment in entities		(3.0)	(4.0)
Cash received from loans receivable		0.0	2.0
Cash received for sale of DGC B2B		3.0	10.0
Net cash flows used in investing activities		(59.0)	(39.0)
Cash flows from financing activities
Repayment of lease liabilities - interest		(2.0)	0.0
Repayment of lease liabilities - principal		(3.0)	(2.0)
Repayment of interest-bearing loans and borrowings		(1.0)	0.0
Dividends paid to parent equity holders		(116.0)	0.0
Net cash flows used in financing activities		(122.0)	(2.0)
Increase / (decrease) in cash and cash equivalents		(22.0)	90.0
Cash and cash equivalents at beginning of the period		388.0	267.0
Effects of exchange rate fluctuations on cash held		27.0	(1.0)
Cash and cash equivalents at end of period	[1]	393.0	356.0
Cash held for regulatory purposes		$ 17.3	$ 26.9

[1]	Cash and cash equivalents includes cash held for regulatory purposes of $17.3 million at June 30, 2025 (2024:26.9 million). These cash balances are accessible as required.